Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Salaries, bonus, and short-term employment benefits	$ 2,370	$ 3,921
Share-based compensation	3,308	2,762
Total	$ 5,678	$ 6,683